UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; August 11, 2010
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      165

Form 13F Information Table Value Total: 104033



List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE




NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY



3M Company
Common
88579Y101
590
7467
Sole


Abbott Laboratories
Common
002824100
571
12200
Sole


Aberdeen Emrg Mkts Telecom
Common
290890102
212
13400
Sole


Adams Express Co.
Common
006212104
2053
227406
Sole


AFLAC Inc.
Common
001055102
299
7000
Sole


Alcoa, Inc.
Common
013817101
115
11400
Sole


AllianceBernstein Incm Fd
Common
01881E101
2241
275300
Sole


Alpine Global Premier Prop Fd
Common
02083A103
303
56200
Sole


Altria Group Inc
Common
02209S103
517
25800
Sole


Amazon.com Inc.
Common
023135106
437
4000
Sole


American Express Co.
Common
025816109
463
11652
Sole


Amgen Inc.
Common
031162100
510
9700
Sole


Apple Inc.
Common
037833100
1987
7900
Sole


Applied Materials Inc.
Common
038222105
130
10800
Sole


Asia Pacific Fund Inc.
Common
044901106
166
18100
Sole


AT&T Inc.
Common
00206R102
1164
48128
Sole


Automatic Data Processing Inc.
Common
053015103
479
11900
Sole


Baker Hughes Inc.
Common
057224107
254
6100
Sole


Bank of America Corp
Common
060505104
599
41659
Sole


Bank of New York Mellon Corp.
Common
064058100
261
10554
Sole


Baxter International
Common
071813109
203
5000
Sole


Becton Dickinson & Co.
Common
075887109
467
6900
Sole


Best Buy Co., Inc.
Common
086516101
220
6500
Sole


BlackRock Credit Allocation II
Sh Ben Int
09255H105
883
89831
Sole


BlackRock Credit Allocation III
Sh Ben Int
09249V103
460
44800
Sole


BlackRock Credit Allocation
Sh Ben Int
09255J101
204
22600
Sole


BlackRock Debt Strat. Fd
Common
09255R103
68
18000
Sole


BlackRock Enhanced Gov't Fund
Common
09255K108
342
20400
Sole


Blackrock Hi Yield Trust
Sh Ben Int
09248N102
83
13035
Sole


BlackRock High Income Shares
Sh Ben Int
09250E107
38
19293
Sole


Blackrock Income Trus
Sh Ben Int
09247F100
814
120363
Sole


Blackrock Intl Growth & Inc Tr
Sh Ben Int
092524107
317
36100
Sole


Blue Chip Value Fund
Common
095333100
430
151350
Sole


Bristol-Myers Squibb Co.
Common
110122108
574
23000
Sole


Calamos Strategic Total Return
Common
128125101
2152
279538
Sole


Capital One Financial Corp.
Common
14040H105
202
5000
Sole


Cardinal Health Inc.
Common
14149Y108
267
7950
Sole


Caterpillar Inc
Common
149123101
318
5300
Sole


Charles Schwab Corp
Common
808513105
241
17000
Sole


Chevron Corp
Common
166764100
966
14232
Sole


China Fund
Common
169373107
1096
41900
Sole


Chubb Corp
Common
171232101
225
4500
Sole


Cisco Systems Inc.
Common
17275R102
1638
76870
Sole


Citigroup, Inc.
Common
172967101
90
24000
Sole


Claymore Dividend & Income Fd
Common
18385J105
361
30200
Sole


Coca-Cola Company
Common
191216100
1078
21500
Sole


Cohen & Steers Infrastr Fd
Common
19248A109
2347
185500
Sole


Cohen & Steers Quality
Common
19247L106
2482
392100
Sole


Cohen & Steers REIT & Pfd
Common
19247X100
1555
147271
Sole


Colgate-Palmolive Co
Common
194162103
347
4400
Sole


Comcast Cl A
Common, Cl A
20030N101
346
19925
Sole


ConocoPhillips
Common
20825C104
735
14974
Sole


CVS Caremark Corp.
Common
126650100
328
11176
Sole


Danaher Corporation
Common
235851102
223
6000
Sole


Deere & Company
Common
244199105
445
8000
Sole


DIRECTV Class A
Common, Cl A
25490A101
271
8000
Sole


Dominion Resources Inc.
Common
25746U109
376
9700
Sole


Dow 30 Enhanced Prem & Inc
Common
260537105
1604
164900
Sole


Dow 30 Prem & Div inc Fd
Common
260582101
533
40800
Sole


Duke Energy Corp
Common
26441C105
358
22400
Sole


DuPont de Nemours & Co.
Common
263534109
495
14300
Sole


Eli Lilly & Co.
Common
532457108
241
7200
Sole


EMC Corporation
Common
268648102
222
12148
Sole


Emerson Electric Co.
Common
291011104
459
10500
Sole


Evergreen Int'l Bal Incm Fd.
Common
30024R109
317
25074
Sole


Exxon Mobil Corporation
Common
30231G102
2535
44411.25
Sole


First Tr Str High Income Fd
Common
337347108
243
79216
Sole


First Trust Strat High Inc Fd
Common
33735C106
223
57500
Sole


First Trust Strategic II
Common
337353106
226
51700
Sole


First Trust/FIDAC Mortgage CEF
Common
33734E103
367
20031
Sole


Freeport-McMoRan Copper
Common
35671D857
510
8619
Sole


Gabelli Dividend & Income Trst
Sh Ben Int
36242H104
1251
104250
Sole


Gabelli Equity Trust
Sh Ben Int
362397101
1468
327000
Sole


Gap Inc.
Common
364760108
228
11700
Sole


General Dynamics Corp.
Common
369550108
246
4200
Sole


General Electric Co
Common
369604103
1094
75900
Sole


General Mills Inc.
Common
370334104
284
8000
Sole


Gilead Sciences Inc.
Common
375558103
274
8000
Sole


Goldman Sachs Group Inc
Common
38141G104
985
7500
Sole


Google Inc
Common
38259P508
1572
3532
Sole


Greater China Fund
Common
39167B102
1268
116947
Sole


H&Q Healthcare Invest
Sh Ben Int
404052102
1537
140489
Sole


H&Q Life Sciences Investors
Sh Ben Int
404053100
695
79180
Sole


H.J. Heinz Company
Common
423074103
376
8700
Sole


Halliburton Company
Common
406216101
300
12200
Sole


Hancock Bk& Thrift
Sh Ben Int
409735206
204
14200
Sole


Hewlett-Packard Co
Common
428236103
710
16400
Sole


Home Depot Inc.
Common
437076102
253
9000
Sole


Hudson City Bancorp Inc
Common
443683107
220
18000
Sole


IBM Corp
Common
459200101
1272
10300
Sole


Illinois Tool Works Inc.
Common
452308109
343
8300
Sole


Intel Corporation
Common
458140100
1111
57099
Sole


JF China Region Fund Inc
Common
46614T107
147
12300
Sole


John Hancock Pfd Inc
Sh Ben Int
41013W108
522
30100
Sole


John Hancock Pref II
Common
41013X106
227
13079
Sole


Johnson & Johnson
Common
478160104
1352
22900
Sole


JPMorgan Chase & Co
Common
46625H100
1550
42332
Sole


Kimberly-Clark Corp.
Common
494368103
273
4500
Sole


Kraft Foods Inc
Common
50075N104
306
10932
Sole


Liberty All Star Equity Fd
Common
530158104
870
218630
Sole


Liberty All Star Growth Fund
Sh Ben Int
529900102
669
196201
Sole


LMP Real Estate Income Fd Inc
Common
50208C108
240
29100
Sole


Lockheed Martin Corp.
Common
539830109
410
5500
Sole


MacQuarie Glob Infr TR Fd
Common
55608D101
736
55934
Sole


Macquarie/First Tr Global
Common
55607W100
169
15863
Sole


Marathon Oil Corp
Common
565849106
358
11500
Sole


Marsh & McLennan Cos
Common
571748102
316
14000
Sole


McDonald's Corp.
Common
580135101
883
13400
Sole


McKesson Corp
Common
58155Q103
289
4300
Sole


Medtronic Inc.
Common
585055106
562
15500
Sole


Merck & Co. Inc.
Common
58933Y105
621
17767
Sole


MetLife, Inc.
Common
59156R108
272
7200
Sole


Microsoft Corporation
Common
594918104
1500
65200
Sole


Morgan Stanley
Common
617446448
313
13500
Sole


MS Malaysia Fund Inc.
Common
560905101
102
11900
Sole


MS Thai Fund
Common
882904105
651
69120
Sole


MSDW Asia Pacific
Common
61744U106
225
16584
Sole


MSDW India Invest
Common
61745C105
1449
65400
Sole


NASDAQ Prem Inc & Grwth
Common
63110R105
869
72872
Sole


New Ireland Fund Inc
Common
645673104
137
23300
Sole


News Corp Cl A
Common, Cl A
65248E104
120
10000
Sole


NFJ Div. Inter. & Premium Stra
Common
65337H109
166
12000
Sole


Nike Inc cl B
Common, Cl B
654106103
446
6600
Sole


Norfolk Southern Corp
Common
655844108
292
5500
Sole


Occidental Petroleum Corp
Common
674599105
579
7500
Sole


Oracle Corporation
Common
68389X105
748
34872
Sole


PepsiCo, Inc.
Common
713448108
463
7600
Sole


Petroleum & Resource Corp.
Common
716549100
419
21000
Sole


Pfizer Inc.
Common
717081103
728
51084
Sole


Philip Morris Intl
Common
718172109
275
6000
Sole


PNC Financial Services
Common
693475105
486
8600
Sole


Praxair, Inc.
Common
74005P104
494
6500
Sole


Procter & Gamble Co.
Common
742718109
1680
28002
Sole


Qualcomm Inc.
Common
747525103
328
10000
Sole


Royce Focus Trust
Common
78080N108
304
53014
Sole


Royce Micro Cap Tr
Common
780915104
1134
154556
Sole


Royce Value Trust
Common
780910105
3799
359402
Sole


Schlumberger Ltd.
Common
806857108
498
9000
Sole


Source Capital Inc.
Common
836144105
244
5800
Sole


Southern Company
Common
842587107
396
11900
Sole


Staples Inc.
Common
855030102
244
12800
Sole


Sysco Corporation
Common
871829107
294
10300
Sole


Taiwan Fund
Common
874036106
785
59700
Sole


Target Corporation
Common
87612E106
506
10300
Sole


Templeton Dragon
Common
88018T101
1574
64000
Sole


Templeton Rus & East Euro
Common
88022F105
527
31800
Sole


The Ibero-America Fund, Inc.
Common
45082X103
109
21000
Sole


The Travelers Companies
Common
89417E109
619
12568
Sole


Time Warner Inc
Common
887317303
219
7566
Sole


TJX Companies Inc.
Common
872540109
399
9500
Sole


Tri-Continental Corp.
Common
895436103
1754
161334
Sole


U.S. Bancorp
Common
902973304
300
13401
Sole


Union Pacific Corp.
Common
907818108
452
6500
Sole


United Parcel Service Inc.
Common
911312106
290
5100
Sole


United Technologies Corp
Common
913017109
559
8608
Sole


UnitedHealth Group, Inc.
Common
91324P102
312
11000
Sole


Verizon Communications, Inc.
Common
92343V104
336
12000
Sole


Viacom Inc Cl B
Common, Cl B
92553P201
202
6450
Sole


Walgreen Company
Common
931422109
238
8900
Sole


Wal-Mart Stores, Inc.
Common
931142103
822
17100
Sole


Walt Disney Company
Common
254687106
573
18200
Sole


Waste Management Inc.
Common
94106L109
291
9300
Sole


Wells Fargo & Co
Common
949746101
676
26400
Sole


Wells Fargo Adv Utilities Fd
Common
94987E109
558
53900
Sole


Yum! Brands, Inc.
Common
988498101
449
11500
Sole


Zweig Fund, Inc.
Common
989834106
761
253750
Sole